Average Annual Total Returns - FidelitySustainableLowDurationBondFund-RetailPRO - FidelitySustainableLowDurationBondFund-RetailPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 30, 2024
Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.27%
Since Inception	3.56%	[1]
Fidelity Sustainable Low Duration Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.81%
Since Inception	2.46%	[1]
Fidelity Sustainable Low Duration Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.11%
Since Inception	2.25%	[1]
IXXXY
Average Annual Return:
Past 1 year	4.59%
Since Inception	2.90%
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)

[1]	A From April 13, 2022 .